EQUITY - Earnings per Common Share (Details) $ in Millions			12 Months Ended
	May 22, 2017	Apr. 08, 2016 € / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Reverse stock split ratio	0.3333333333
Net income attributable to equity holders of the parent | $			$ 5,149	$ 4,568	$ 1,779
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)			1,015,000,000	1,020,000,000	953,000,000
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)			6,000,000	4,000,000	2,000,000
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)			1,021,000,000	1,024,000,000	955,000,000
Share capital
Disclosure of classes of share capital [line items]
New shares issued (in shares)		1,262,351,531			421,000,000	[1]
Shares issued, price per share | € / shares		€ 2.20
Shares issued, price per share, discount percentage		35.00%
Shares price, theoretical ex-right price per share | € / shares		€ 3.40
Share capital | Pro Forma
Disclosure of classes of share capital [line items]
New shares issued (in shares)		420,783,844

[1]	Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 10 for further information.